INVESTMENT IN JOINT VENTURE - JV Carrying Value Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Revenue	$ 16,945		$ 20,000
Net income (loss)	14,354		18,977
Reconciliation of JCU net assets to Denison investment carrying value:
Adjusted net assets of JCU-at December 31, 2021			42,784
Net income (loss)	14,354		18,977
Investment from Owners	1,600
Net assets of JCU-at December 31, 2022	$ 38,609
Denison ownership interest	50.00%
Total Investment in JCU	$ 19,305		21,392
JCU
Statement [Line Items]
Net income (loss)	(5,775)	$ (5,775)
Reconciliation of JCU net assets to Denison investment carrying value:
Net income (loss)	(5,775)	$ (5,775)
Total Investment in JCU	$ 19,305		$ 21,392